FAIR VALUE MEASUREMENT (Schedule of Reconciliation of Financial Assets and Liabilities Utilizing Level 3 Inputs) (Details) - Level 3 [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Fair value at the beginning of the period	$ 640
Additional resulting from Turbochrome acquisition		640
Adjustments to the provision resulting from Turbochrome acquisition	(640)
Fair value at the end of the period		$ 640